SCHEDULE OF FAIR VALUE OF DERIVATIVE LIABILITY (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Outstanding Balance	$ 263,433	$ 2,008,802	$ 320,794